10. STOCK OPTION PLANS (Details - Option activity) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Options Outstanding
Granted	0	0	0
Stock Options [Member]
Available for Grant
Beginning	1,930,000	5,700,000	4,700,000
Granted	0	(3,770,000)	0
Forfeited	1,100,000	0	1,000,000
Ending	3,030,000	1,930,000	5,700,000
Options Outstanding
Options Outstanding	4,770,000	1,000,000	2,000,000
Granted	0	3,770,000	0
Forfeited	(1,100,000)	0	(1,000,000)
Options Outstanding	3,670,000	4,770,000	1,000,000
Exercisable	3,670,000
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, beginning	$ 0.29	$ 0.73	$ 0.46
Granted		.17
Forfeited	.25		0.17
Weighted Average Exercise Price Outstanding, ending		$ 0.29	$ 0.73
Weighted Average Exercise Price Exercisable	$ .30